Inventories - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Inventories [Abstract]
Raw materials	$ 258,300	$ 372,695	$ 208,737
Work in process	323,714	30,817	514,113
Finished goods	231,956	840,812	893,506
Inventories	$ 813,970	$ 1,244,324	$ 1,616,356